ASSET AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Asset and liabilities held for sale [Abstract]
Disclosure of detailed information about upfront consideration [Table Text Block]
Cash Consideration	$30.0
Common shares received	20.2
Working capital adjustment	5.2
Total upfront consideration	$55.4

Disclosure of detailed information about fair value less cost to sell and carry value [Table Text Block]
Upfront consideration	$55.4
Deferred payments	7.6
Less: costs to sell	(0.1)
Fair value less costs to sell	$62.9

Carrying value of net assets disposed	$28.2
Gain on disposal	$34.7

Disclosure of detailed information about assets and liabilities held for sale [Table Text Block]
December 31, 2025
Assets held for Sale
Cash and cash equivalents	$8.3
Trade and other receivables	6.4
Inventories	4.5
Mineral properties, plant and equipment	26.1
Deferred income tax assets	2.0
Other assets	0.3
$47.6
Liabilities relating to assets held for sale
Accounts payable and accrued liabilities	$8.1
Income tax payable	8.1
Reclamation and closure provisions	4.1
Other liabilities	1.2
$21.5

Net assets held for sale	$26.1